Note 7 - Income Taxes (Tables)	12 Months Ended
Jul. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision (benefit) for income taxes for the years ended July 31, 2012, and 2011, were as follows:

	Year Ended July 31,
	2012	2011
Current Tax Provision:
Federal -
Taxable income	$-	$-
Total current tax provision	$-	$-

Deferred Tax Provision:
Federal -
Loss carryforwards	$26,785	$68,928
Change in valuation allowance	(26,785)	(68,928)
Total deferred tax provision	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company had deferred income tax assets as of July 31, 2012, and 2011, as follows:

	July 31,
	2012	2011
Loss carryforwards	$914,260	887,475
Less Valuation allowance	(914,260)	(887,475)
Total net deferred tax assets	$-	$-